DEBT (Details Narrative)										1 Months Ended						3 Months Ended			12 Months Ended
	Mar. 03, 2022 USD ($)	Aug. 04, 2021 USD ($) shares	Feb. 05, 2021 USD ($) $ / shares shares	Dec. 30, 2020 USD ($)	Aug. 04, 2020 USD ($)	Jul. 03, 2020 USD ($)	May 12, 2020 USD ($)	May 08, 2020 USD ($)	May 05, 2020 USD ($)	Jun. 30, 2021	Nov. 19, 2020 USD ($)	Jun. 24, 2020	May 18, 2020 USD ($)	Feb. 25, 2020 USD ($)	Oct. 17, 2018 USD ($)	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 20, 2018	Dec. 20, 2018	Dec. 08, 2021 $ / shares	Jul. 30, 2021 USD ($)	Jul. 19, 2021 $ / shares	Jul. 13, 2021 $ / shares	Jun. 23, 2021 $ / shares	Jan. 07, 2021 USD ($)	Oct. 29, 2020 USD ($) $ / shares shares	Nov. 16, 2015 USD ($)
Accrued and unpaid interest																	$ 81,813			$ 563,613
Debt repayment during period																	50,059			3,233
Repayments of debt																	$ 55,465			56,508
Capitalized fees	$ 200,000
Debt instrument carrying amount																				2,564,363
Debt instruments final payament				$ 1,800,000
Senior promissory notes to unaffiliated third party																					$ 510,000
Debt outstanding amount																				$ 64,347	3,010,000					$ 578,850
Percentage of forgiveness																50.00%	50.00%		50.00%	50.00%
Forgiveness recorde as other income																	$ 177,450			$ 177,450
Loan received from related party							$ 366,900										166,395			169,770		$ 2,500,000
Decription of loan payment for interest			Company of 781,819 shares of common stock (the “Exchange Shares”), at the rate of $3.85 per share, in exchange for an aggregate of $3,010,000 principal amount of existing loans made by the Lender to the Company. The market price at the time this Agreement was negotiated was $3.28 per share				The loan will be repaid in 40 equal monthly installments beginning on January 1, 2022 and bears an interest rate of 0.94% per annum.					the Company received a loan £50,000 ($68,310) from the United Kingdom government. The loan has a six-year maturity and bears interest at a rate of 2.5% per annum beginning 12-months after the initial disbursement.
Common stock exchange shares | shares			781,819
Gain on debt extinguisment			$ 445,636
Convertible notes payable, principal amount																	448,915			5,462,504	12,042,712									$ 100,000
Accrued expenses																				3,100
Notes payable long term																				477,637
Accrued interest expense																					527,604
Agreement description										The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive. Pursuant to the terms of the agreement, there is a six-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,000 commencing three months from the end of the grace period.
Gain on extinguishment of debt																	$ 1,004,124	$ 445,636		$ (606,667)	$ (942,029)
Shares issued | shares																				17,544,509	13,485,128
Restricted shares | shares																1,800,000	1,800,000	1,800,000
Loans payable																				$ 1,000,000	$ 0
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member]
Cash received upon gross sales																$ 2,750,000
Upfront cash received																$ 2,000,000			$ 2,000,000
Equity interest acquired description																a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milest	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milest		a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milestones	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milestones
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales One [Member]
Cash received upon gross sales																$ 2,750,000			$ 2,750,000
Gross sales																2,750,000			6,500,000
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales [Member]
Cash received upon gross sales																2,750,000			2,750,000
Gross sales																$ 13,000,000
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales [Member]
Cash received upon gross sales																			2,750,000
Gross sales																			13,000,000
Upfront cash received																			$ 2,000,000
Grigorios Siokas [Member]
Interest Rate																							4.70%	4.70%
Debt instrument maturity date																							Mar. 18, 2019
Notes payable- short -term																	$ 443,720			$ 452,720	489,200
Unaffiliated Third Party [Member] | Senior Promissory Notes [Member]
Debt outstanding amount					$ 3,000,000			$ 2,000,000	$ 2,000,000				$ 2,000,000
Debt instrument maturity date								Jun. 08, 2020	Dec. 31, 2020				Dec. 31, 2020
Interest rate								18.00%	18.00%				18.00%
Loans payable	$ 4,000,000							$ 3,000,000	$ 1,000,000
Description of loan repayment					The August 4 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The August 4 Note matured on December 31, 2020.			The May 8 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The May 8 Note matured on June 8, 2020.					The May 18 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The May 18 Note matured on December 31, 2020. On February 23, 2022, the Company entered into an allonge with the lender extending the maturity date to June 30, 2023			the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million).	the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million).		the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million). If settlement were to occur on December 31, 2021, the Company would be required to issue 431,270 common shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation. If such events were to occur, the Company would be required to increase its authorized share capital and since increasing the authorized share capital is within the control of the Company, as our CEO controls greater than 50% of the outstanding common stock of the Company, the original classification of equity-classified financial instruments issued by the Company were not affected	the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million). If settlement were to occur on December 31, 2021, the Company would be required to issue 431,270 common shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation. If such events were to occur, the Company would be required to increase its authorized share capital and since increasing the authorized share capital is within the control of the Company, as our CEO controls greater than 50% of the outstanding common stock of the Company, the original classification of equity-classified financial instruments issued by the Company were not affected
Loan Facility [Member]
Debt outstanding amount																	$ 118,848			$ 1,299,784	3,302,100	$ 2,000,000
Notes payable long term																					2,843,475
Accrued interest expense																	$ 16,849			$ 4,414	33,021
Gain on extinguishment of debt																					749,824
Restricted shares | shares																1,000,000	1,000,000		1,000,000	1,000,000
Gain (loss) on extinguishment of debt, principal and accrued interest																					12,066
Description of loan repayement																			The Company will make quarterly payments of €125,000 beginning May 6, 2021, with a final payment of €2,200,000 on May 6, 2022. The Company evaluated the settlement agreement for debt modification in accordance with ASC 470-50 and concluded that the debt qualified for debt extinguishment as the 10% cash flow test was met. As a result, the $3,772,446 of principal and accrued interest was written off and the new debt was recorded at fair value as of June 30, 2020 in the amount of $3,033,990. For the year ended December 31, 2020, the Company recorded a gain on extinguishment of debt in the amount of $749,824, of which $12,066 related to the principal of the loans and the balance related to the accrued interest. As of December 31, 2020, the Company has accrued interest expense of $33,021 and the principal balance of the debt is $3,302,100, of which $2,843,475 is classified as Notes payable - long term portion on the consolidated balance sheet.	The Company will make quarterly payments of €125,000 beginning May 6, 2021, with a final payment of €2,200,000 on May 6, 2022. The Company evaluated the settlement agreement for debt modification in accordance with ASC 470-50 and concluded that the debt qualified for debt extinguishment as the 10% cash flow test was met. As a result, the $3,772,446 of principal and accrued interest was written off and the new debt was recorded at fair value as of June 30, 2020 in the amount of $3,033,990. For the year ended December 31, 2020, the Company recorded a gain on extinguishment of debt in the amount of $749,824, of which $12,066 related to the principal of the loans and the balance related to the accrued interest. As of December 31, 2020, the Company has accrued interest expense of $33,021 and the principal balance of the debt is $3,302,100, of which $2,843,475 is classified as Notes payable - long term portion on the consolidated balance sheet.
Debt Exchange Agreement [Member]
Repayments of debt																	$ 30,814			$ 62,878
Debt outstanding amount											$ 611,500						462,208			503,022	611,500					565,900
Accrued expenses											$ 5,642						4,815			60,166											$ 8,514
Notes payable long term																	429,582			377,270	543,557					477,637
Agreement description											The note matures on November 18, 2025 and bears an annual interest rate, based on a 360-day year, of 3.3% plus .6% plus 6-month Euribor when Euribor is positive. Pursuant to the terms of the agreement, there is a six-month grievance from the first deposit date, which was November 19, 2020, for principal repayment. The principal is to be repaid in 18 quarterly installments of €27,000 with the first payment due 9 months from the first deposit
Shares issued | shares		321,300																													259,741
Gain on settlement of debt upon shares issuance		$ 292,383																													$ 192,205
Common stock shares issuable upon listing on nasdaq | shares		238,000
Settlement of debt, shares issuable upon listing on nasdaq		$ 1,190,000
Settlement of debt		1,606,500
Gain from extinguishment of debt		$ 6,642															$ 216,580
Discount rate		11.66%
Principal amount of existing loan																															$ 1,000,000
Fair value of price per share | $ / shares																															$ 3.11
Upon issuance of common stock | shares																238,000	238,000
Share issued price per share | $ / shares																															$ 3.85
Repayment of debt, accrued interest																				5,642
Debt Exchange Agreement [Member] | Chief Executive Officer [Member]
Share issued price per share | $ / shares			$ 3.28																						$ 3.44		$ 4.30	$ 4.30	$ 5.00
Loan Agreement [Member] | Panagiotis Drakopoulos [Member]
Repayments of debt																					5,862
Debt outstanding amount																	$ 8,874			9,054	9,784
Accrued expenses																	7,143			7,151	5,852					$ 3,100
Short term debt borrowing capacity																	$ 3,751,901															$ 42,832
Synthesis facility agreement [Member] | TFF [Member]
Debt outstanding amount															$ 5,629,555
Accrued expenses															524,094
Synthesis facility agreement [Member] | TFF [Member] | Principal Balance One [Member]
Accrued interest expense																				10,466
Debt instrument, transferred amount				$ 2,000,000
Debt instrument, accrue interest rate				5.50%
Debt instruments periodic payment				$ 50,000
Debt intrument split, principal balance															$ 2,000,000
Synthesis facility agreement [Member] | TFF [Member] | Principal balance 2 [Member]
Convertible notes payable, principal amount																				56,805	2,446,000
Accrued expenses																				402	16,185
Notes payable long term																					2,384,850
Accrued interest expense																				104,220
Debt instrument maturity date															Aug. 31, 2021
Notes payable- short -term																				$ 2,450,000
Stated interest rate															6.00%
Debt instrument, extended maturity, month and year	January 10, 2023															January 2023	January 2023		January 2023	January 2023
Debt split, balance															$ 4,000,000					$ 4,000,000	4,000,000
Interest rate description															6% per annum plus one-month Libor on the USD balance
Frequency of periodic payments															quarterly
July 30, 2021 Debt Agreement [Member]
Debt outstanding amount																	$ 554,650
Notes payable long term																	438,799
Accured interest																	3,042
Modification of May 18, 2020, July 3, 2020, and August 4, 2020 Senior Promissory Notes [Member]
Debt outstanding amount																	5,795,644
Modification agreement amount																	9,000,000
Restructuring fees																	506,087
Fair value of debt																	7,706,369
Gain on extinguishment of debt																	787,544
Debt principal payment																	2,000,000
Non cash interest expenses																	89,275
Accured interest																	$ 443,341
February Note [Member] | Senior Promissory Note [Member] | Grigorios Siokas [Member]
Debt outstanding amount														$ 1,000,000
Interest Rate														18.00%
Debt instrument maturity date														Apr. 30, 2020
July 3, 2020 [Member] | Senior Promissory Notes [Member]
Debt outstanding amount						$ 5,000,000
Accrued expenses																				210,574	148,685
Notes payable long term																				$ 5,000,000	$ 5,000,000
Interest Rate																18.00%	18.00%		18.00%	18.00%
Debt instrument maturity date																Jun. 30, 2022	Jun. 30, 2022		Jun. 30, 2022	Jun. 30, 2022
Repayment of may five note						2,000,000
Repayment of may eight note						2,000,000
Repayment of february note						$ 1,000,000
August 4, 2020 [Member] | Senior Promissory Notes [Member]
Debt instrument maturity date																Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2020	Dec. 31, 2020
Interest rate																			18.00%	18.00%